Analysis of changes in net debt (Details) - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Effect of exchange rate on cash, cash equivalents, restricted cash, and restricted cash equivalents, continuing operations	£ (965,291)	£ (6,578)	£ 2,539	£ 10,106	£ 85,817
Gain loss on foreign exchange differences arising from other changes of debt			45,592	88,641
Deferred consideration discount amount			25,798	59,088
Line of credit facility, increase, accrued interest			4,793	40,270
Increase decrease in financial lease obligations	£ 127,174	£ 367,510	£ 240,336	222,793	£ 206,529
Cash Acquired from Acquisition				71,158
Cash Divested from Deconsolidation				2,934
Fair value adjustments on deferred consideration				£ 82,726